SEGMENTED INFORMATION (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]
SEGMENTED ASSETS AND LIABILITIES
Assets		$ 3,908.3	$ 3,933.0
Liabilities		1,815.0	1,859.8
Capital expenditure	[2]	567.0	555.9
Assets held for sale	[3]	109.0	0.0
Liabilities held for sale	[3]	62.8	0.0
Capital expenditures held for sale	[2],[3]	34.7	11.1
Total assets		4,017.3	3,933.0
Total liabilities		1,877.8	1,859.8
Total capital expenditures	[2]	601.7	567.0
New Afton [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		874.5	961.5
Liabilities		147.8	128.4
Capital expenditure	[2]	42.2	40.9
Mesquite [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		482.3	513.3
Liabilities		96.3	139.9
Capital expenditure	[2]	12.8	35.6
Peak Mines [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		0.0	170.9
Liabilities		0.0	64.4
Capital expenditure	[2]	0.0	0.0
Cerro San Pedro [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		43.9	60.5
Liabilities		26.7	29.8
Capital expenditure	[2]	0.7	1.0
Rainy River [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		1,774.2	1,505.1
Liabilities		454.4	545.6
Capital expenditure	[2]	499.3	466.4
Blackwater [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets		560.8	547.8
Liabilities		56.9	55.6
Capital expenditure	[2]	11.3	10.0
Other [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets	[4],[5]	172.6	173.9
Liabilities	[4],[5]	1,032.9	896.1
Capital expenditure	[2],[4],[5]	$ 0.7	$ 2.0

[1]	Prior-year period comparatives have been revised as per note 5.
[2]	Capital expenditures per consolidated statement of cash flows.
[3]	Refer to Note 16 for further information on assets and liabilities held for sale.
[4]	Other includes Peak Mines’ cash and cash equivalents, which do not form part of the net assets held for sale.
[5]	Other includes corporate balances, exploration properties and the El Morro gold stream asset.